Offerings	Dec. 02, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	6.000% Series A Mandatory Convertible Preferred Stock
Amount Registered | shares	32,200,000
Proposed Maximum Offering Price per Unit	50
Maximum Aggregate Offering Price	$ 1,610,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 246,491
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), PG&E Corporation (the “Company”) initially deferred payment of all of the registration fees for the Registration Statement on Form
S-3
(Registration
No. 333-277286),
filed with the Securities and Exchange Commission (the “SEC”) on February 22, 2024. This filing fee exhibit is in connection with a final prospectus supplement (the “prospectus supplement”) dated December 3, 2024, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.

(2)
Assumes full exercise of the underwriters’ option to purchase up to an additional 4,200,000 shares of 6.000% Series A Mandatory Convertible Preferred Stock (the “Mandatory Convertible Preferred Stock”) of the Company, solely to cover over-allotments, if any.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share, issuable upon conversion of 6.000% Series A Mandatory Convertible Preferred Stock
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), PG&E Corporation (the “Company”) initially deferred payment of all of the registration fees for the Registration Statement on Form
S-3
(Registration
No. 333-277286),
filed with the Securities and Exchange Commission (the “SEC”) on February 22, 2024. This filing fee exhibit is in connection with a final prospectus supplement (the “prospectus supplement”) dated December 3, 2024, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.

(3)
Includes (i) 78,345,820 shares of Common Stock, no par value per share (“Common Stock”) of the Company, issuable upon conversion of 32,200,000 shares of Mandatory Convertible Preferred Stock at the initial maximum conversion rate of 2.4331 shares of Common Stock per share of Mandatory Convertible Preferred Stock and (ii) up to 40,156,849 shares of Common Stock issuable upon conversion of 32,200,000 shares of Mandatory Convertible Preferred Stock on the mandatory conversion date or upon a conversion during a fundamental change conversion period on account of unpaid dividends or issuable in lieu of cash dividends, based on the initial floor price of $7.19 per share of Common Stock, as described in the prospectus supplement. The number of shares of our Common Stock issuable upon conversion of the Mandatory Convertible Preferred Stock is subject to anti-dilution adjustments upon the occurrence of certain events described herein. Under Rule 416 of the Securities Act, the number of shares of Common Stock whose offer and sale are registered hereby includes an indeterminate number of shares of Common Stock that may be issued as a result of anti-dilution provisions of the Mandatory Convertible Preferred Stock.

(4)
Pursuant to Rule 457(i) under the Securities Act, there is no additional registration fee payable with respect to the Common Stock issuable upon conversion of the Mandatory Convertible Preferred Stock because no additional consideration will be received in connection with the exercise of the conversion privilege.